SCHEDULE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Right-of-use Assets Net
Within 1 year	$ 88	$ 80
More than 1 year	175	153
Total future lease payment	263	233
Less: Imputed interest	(31)	(23)
Finance lease liabilities	232	210
- finance lease liabilities	76	70
- finance lease liabilities	156	140
Within 1 year	963	176
More than 1 year	1,260	508
Present value of operating lease liabilities	2,223	684
- operating lease liabilities	963	176
- operating lease liabilities	1,260	508
Operating lease liabilities	2,223	684
Current lease liabilities	1,039	246
Non-current lease liabilities	1,416	648
Lease liabilities	$ 2,455	$ 894